Other Compensation Costs - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Details) - Brookfield Infrastructure	12 Months Ended
Dec. 31, 2024 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Underlying market price per share (in dollar per share)	$ 117
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	34.00%
Expected term	4 years
Risk-free rate	3.58%